Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Interest Rates, 2 Year U.S Treasury Note [Member]
Investment Term	2	2
Contracts	2,581	1,725
Investment settlement date	March 2012	March 2011
Long Futures Contracts: Interest Rates, 5 Year U.S. Treasury Note [Member]
Investment Term	5
Contracts	2,385
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates, 10 Year U.S. Treasury Note [Member]
Investment Term	10
Contracts	1,128
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates, 30 Year U.S. Treasury Bond [Member]
Investment Term	30
Contracts	279
Investment settlement date	March 2012